Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer (PEO) and other NEOs and certain financial performance metrics of the Company.
We are no longer externally managed. On May 12, 2025, the Management Services Agreement was terminated in its entirety as further described below. Prior to the transition our named executive officers (other than Mr. Gravelle) generally received most of their compensation from the Manager by virtue of being members of the Manager. Beginning in the year ended December 31, 2023, we began paying our named executive officers from the Company and our named executive officers generally began receiving most of their compensation from the Company. The following table does not reflect any interests of any of our named executive officers, as applicable, relating to fees paid to the Manager through the Management Fee and the MIP. For further information concerning the Company’s executive compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the section entitled “Executive Compensation” in the Compensation Discussion and Analysis of this Proxy Statement.

2025 PAY VERSUS PERFORMANCE TABLE
							Value of $100 Investment Based on:4

Year	Summary Comp Table Total for PEO #1 ($)1	Comp Actually Paid to PEO #1 ($)1,2	Summary Comp Table Total for PEO #2 ($)1	Comp Actually Paid to PEO #2 ($)1,2	Average Summary Comp Table Total for Non-PEO NEOs ($)3	Average Comp Actually Paid to Non-PEO NEOs ($)4	Total Shareholder Return (TSR) ($)	Peer Group Total Shareholder Return (TSR) ($)5	Net Income (Loss) ($ in millions)6	Total Shareholders’ Equity ($ in millions)6

2025	6,569,595	4,144,627	21,377,529	21,265,464	638,421	395,412	37.33	175.80	(513.2)	1,023.8

2024	39,384,688	36,314,761	2,000,000	2,000,000	2,949,084	2,803,103	45.72	171.66	(304.6)	1,836.5

2023	1	1	389,833	389,833	1,598,255	1,554,765	44.07	126.80	(313.4)	2,324.5

2022	762,749	762,749			419,403	367,883	46.65	91.32	(428.1)	2,718.8

2021	2,028,114	1,979,862			760,923	731,833	79.40	121.97	(287.0)	3,335.3

1.
Compensation information shown is based on the Company’s PEO(s) for the year presented. For 2025, PEO #1 was Mr. Caswell, who became CEO in May 2025 and PEO #2 was Mr. Foley, who served as CEO until Mr. Caswell’s appointment. For 2024, PEO #1 was Mr. Foley who became CEO in February 2024 and PEO #2 was Mr. Massey who served until Mr. Foley’s appointment. For 2023, PEO #1 was Mr. Massey who became CEO in February 2023 and PEO #2 was Mr. Ducommun who served until Mr. Massey’s appointment. For 2022 and 2021, PEO #1 was Mr. Ducommun who served as CEO beginning in January 2021 and there was no PEO #2 for 2022 or 2021.

2.
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO or the average for our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to the total compensation of the PEOs and the other NEOs as a group for each year to reflect the change in fair value of stock-based compensation. Refer to “Compensation Actually Paid – Equity Adjustments” below for further detail.

3.
Compensation information shown represents the average compensation of the following named executive officers as a group (excluding the applicable PEO for that year): Messrs. Coy, Sadowski and Gravelle for 2025; Messrs. Caswell, Coy, Sadowski and Gravelle for 2024; Messrs. Caswell, Coy, Sadowski and Curley for 2023; Messrs. Massey, Coy and Gravelle for 2022 and 2021. Refer to Executive Compensation – Summary Compensation Table for additional information.

4.	Represents the value of a fixed $100 invested on December 31, 2020 in the Company’s stock or a basket of securities of our peer group, including reinvestment of dividends.

5.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Peer group consists of the following companies: Artisan Partners Asset Management, Capital Southwest, Compass Diversified, Federated Hermes, GCM Grosvenor, Hamilton Lane, Hercules Capital, Main Street Capital, StepStone Group and Trinity Capital. The stock performance included in this table is not necessarily indicative of future stock price performance.

6.	Represents the Company’s net income (loss) and total shareholders’ equity as determined directly from the Company’s audited financial statements for the year presented.

Named Executive Officers, Footnote	Compensation information shown is based on the Company’s PEO(s) for the year presented. For 2025, PEO #1 was Mr. Caswell, who became CEO in May 2025 and PEO #2 was Mr. Foley, who served as CEO until Mr. Caswell’s appointment. For 2024, PEO #1 was Mr. Foley who became CEO in February 2024 and PEO #2 was Mr. Massey who served until Mr. Foley’s appointment. For 2023, PEO #1 was Mr. Massey who became CEO in February 2023 and PEO #2 was Mr. Ducommun who served until Mr. Massey’s appointment. For 2022 and 2021, PEO #1 was Mr. Ducommun who served as CEO beginning in January 2021 and there was no PEO #2 for 2022 or 2021.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Peer group consists of the following companies: Artisan Partners Asset Management, Capital Southwest, Compass Diversified, Federated Hermes, GCM Grosvenor, Hamilton Lane, Hercules Capital, Main Street Capital, StepStone Group and Trinity Capital. The stock performance included in this table is not necessarily indicative of future stock price performance.
Adjustment To PEO Compensation, Footnote

PRINCIPAL EXECUTIVE OFFICER

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($)1	Equity Award Adjustment ($)1	Compensation Actually Paid to PEO ($)

2025 (Caswell)	6,569,595	(4,753,000)	2,328,032	4,144,627

2025 (Foley)	21,377,529	(3,178,004)	3,065,939	21,265,464

1.
For Messrs. Caswell and Foley, the reported value of equity awards represents the total of the amounts reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value were the same as those disclosed at the time of grant and are calculated in accordance with Accounting Standards Codification Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Vest Date Fair Value of Equity Awards Granted and Vested in Year ($)	Total Equity Award Adjustments ($)

2025 (Caswell)	3,932,500	(1,604,468)	—	2,328,032

2025 (Foley)	245,939	—	2,820,000	3,065,939

Non-PEO NEO Average Total Compensation Amount	$ 638,421	$ 2,949,084	$ 1,598,255	$ 419,403	$ 760,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 395,412	2,803,103	1,554,765	367,883	731,833
Adjustment to Non-PEO NEO Compensation Footnote

NON-PEO NAMED EXECUTIVE OFFICER

Year	Reported Summary Compensation Table Average for Non- PEOs ($)	Less: Reported Value of Equity Awards ($)1	Equity Award Adjustments ($)1	Compensation Actually Paid – Average for Non- PEOs ($)

2025	638,421	(191,661)	(51,348)	395,412

1.
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the
year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value were the same as those disclosed at the time of grant and are calculated in accordance with Accounting Standards Codification Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Vest Date Fair Value of Equity Awards Granted and Vested in Year ($)	Total Equity Award Adjustments ($)

2025	154,448	(205,796)	—	(51,348)

Compensation Actually Paid vs. Total Shareholder Return
Cumulative Total Shareholder Return (TSR). The Company’s cumulative TSR over the five-year period presented in the table was (62.7)%. The cumulative TSR of the peer group presented for this purpose was 75.8% over the five years presented in the table. Over the five-year period presented in the table, the aggregate compensation actually paid to our PEOs changed from $1,979,862 in 2021 to $25,410,091 in 2025. The change was primarily attributable to one-time payments to Mr. Foley related to his transition from CEO to non-executive Vice Chairman of the Board which were derived from Mr. Foley’s prior employment agreement. From 2024 to 2025, our PEOs aggregate compensation as a group decreased from $38,314,761 to $25,410,091, or approximately 33.7%, compared to an 18.4% decrease in the Company’s TSR from 2024. While both 2024 and 2025 included one-time awards or transition payments, the decrease was greater than the Company’s change in TSR. The average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 46.0%, directionally consistent with the decrease in the Company’s cumulative TSR, over the five-year period.

Compensation Actually Paid vs. Net Income
Net Income (Loss). The Company does not use net income (loss) as a performance measure in its overall executive compensation program. As noted above, there was an increase in the amount of compensation actually paid to our principal executive officers, and a decrease in the Company’s net income (loss) over the five years presented in the table. The compensation actually paid to our PEOs in 2025 was primarily attributable to one-time payments made to Mr. Foley related to his transition to non-executive Vice Chairman of the Board which were derived from Mr. Foley’s employment agreement. Between 2021 and 2025 the average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 46.0%, directionally consistent with the change in the Company’s net income (loss), over the five-year period.

Total Shareholder Return Vs Peer Group
Cumulative Total Shareholder Return (TSR). The Company’s cumulative TSR over the five-year period presented in the table was (62.7)%. The cumulative TSR of the peer group presented for this purpose was 75.8% over the five years presented in the table. Over the five-year period presented in the table, the aggregate compensation actually paid to our PEOs changed from $1,979,862 in 2021 to $25,410,091 in 2025. The change was primarily attributable to one-time payments to Mr. Foley related to his transition from CEO to non-executive Vice Chairman of the Board which were derived from Mr. Foley’s prior employment agreement. From 2024 to 2025, our PEOs aggregate compensation as a group decreased from $38,314,761 to $25,410,091, or approximately 33.7%, compared to an 18.4% decrease in the Company’s TSR from 2024. While both 2024 and 2025 included one-time awards or transition payments, the decrease was greater than the Company’s change in TSR. The average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 46.0%, directionally consistent with the decrease in the Company’s cumulative TSR, over the five-year period.

Total Shareholder Return Amount	$ 37.33	45.72	44.07	46.65	79.4
Peer Group Total Shareholder Return Amount	175.8	171.66	126.8	91.32	121.97
Net Income (Loss)	(513,200,000)	(304,600,000)	(313,400,000)	(428,100,000)	(287,000,000)
Total Shareholders Equity	1,023,800,000	1,836,500,000	2,324,500,000	2,718,800,000	3,335,300,000
Mr. Foley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	21,377,529	39,384,688
PEO Actually Paid Compensation Amount	$ 21,265,464	$ 36,314,761
PEO Name	Mr. Foley	Mr. Foley
Mr. Massey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,000,000	1
PEO Actually Paid Compensation Amount		$ 2,000,000	$ 1
PEO Name		Mr. Massey	Mr. Massey
Mr. Ducommun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 389,833	762,749	2,028,114
PEO Actually Paid Compensation Amount			$ 389,833	$ 762,749	$ 1,979,862
PEO Name			Mr. Ducommun	Mr. Ducommun	Mr. Ducommun
Mr. Caswell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,569,595
PEO Actually Paid Compensation Amount	$ 4,144,627
PEO Name	Mr. Caswell
PEO | Mr. Foley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,178,004)
PEO | Mr. Foley [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,065,939
PEO | Mr. Foley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,939
PEO | Mr. Foley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,820,000
PEO | Mr. Caswell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,753,000)
PEO | Mr. Caswell [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,328,032
PEO | Mr. Caswell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,932,500
PEO | Mr. Caswell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,604,468)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,661)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,348)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,448
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (205,796)